Dec-18-07 01:46pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-121 P.002/002 F-734

Paras Mudho
Director
Securities Operations

# NYSE Group

07085551

CENTNYS

1-33870

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

December 18, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, NetSuite Inc., Common Stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 5, 2007. Tentative listing date – December 20, 2007.

Sincerely,

[signature]

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